[logo] PIONEER Investments(R)




August 8, 2012



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Series Trust X (the "Trust")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of Class A, Class B, Class C, Class R, Class Y and Class Z shares of Pioneer Fundamental Growth Fund; and the offering of Class A, Class C and Class Y shares of Pioneer Absolute Return Credit Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment
No. 22 to the Trust's registrationn statement on Form N-1A, filed electronically with the Commission on July 26, 2012 (SEC Accession
No. 0001174520-12-000030).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,



/s/ Daniel J. Hynes
-------------------------
    Daniel J. Hynes
    Senior Legal Product Manager


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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